STOCKHOLDER’S EQUITY	3 Months Ended
Mar. 31, 2025
Equity [Abstract]
STOCKHOLDER’S EQUITY	STOCKHOLDER’S EQUITY
The Corporation is authorized to issue 1,000 shares of Common Stock, par value $0.01 per share. On April 23, 2021, the Corporation issued 100 shares of Common Stock to GDHL in exchange for a nominal amount of cash. In September 2023, the Corporation was capitalized with additional funds for the Corporation to cover banking fees.
STOCKHOLDER’S EQUITYThe Corporation is authorized to issue 1,000 shares of Common Stock, par value $0.01 per share. On April 23, 2021, the Corporation issued 100 shares of Common Stock to GDHL in exchange for a nominal amount of cash. In September 2023, the Corporation was capitalized with additional funds for the Corporation to cover banking fees.